SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 182,127		$ 170,167		$ 150,318
Operating income (loss)	45,870		37,930		29,947
Assets	74,889		76,864		75,961
Goodwill	4,041		5,433		8,043	[1]
Expenditures for assets	13,172		12,576		7,713
Depreciation and amortization	9,068		9,718		11,601
Impairment of goodwill and intangible assets	922	[2]	4,620	[2]	672	[2]
Location Based Services [Member]
Segment Reporting Information [Line Items]
Revenues	133,692		126,951		114,565
Operating income (loss)	42,603		38,470		29,850
Assets	63,795		66,300		65,332
Goodwill	1,544		1,730		3,692	[1]
Expenditures for assets	12,574		12,312		7,636
Depreciation and amortization	8,920		9,360		11,471
Impairment of goodwill and intangible assets	34		2,816
Wireless Communications Products [Member]
Segment Reporting Information [Line Items]
Revenues	48,435		43,216		35,753
Operating income (loss)	3,267		(540)		97
Assets	11,094		10,564		10,629
Goodwill	2,497		3,703		4,351	[1]
Expenditures for assets	598		264		77
Depreciation and amortization	148		358		130
Impairment of goodwill and intangible assets	$ 888		$ 1,804

[1]	The accumulated amount of impairment loss as of January 1, 2013, December 31, 2013 and December 31, 2014 was US$ 2,452,000, US$ 5,545,000 and US$ 6,424,000, respectively.
[2]	See Note 7 and 8.